Deferred Taxes - Deferred tax assets and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets / (liabilities)
Accruals and allowances	$ 8,884	$ 2,858	$ 2,147
Profit in inventory	29,711	3,305
R&D capitalized expense	11,316
Deferred tax assets, property, plant and equipment	2,569	532
Deferred tax liabilities, Property, plant and equipment	(549)	(740)	(167)
Intangible assets	3,430	(2,714)	(1,792)
Non-current fixed assets	(4,975)	(3,725)
Other	404	210
Netting by taxable entity	(549)	(740)	(471)
Netting by taxable entity	549	740	471
Deferred tax assets	79,222	32,191	15,038
Deferred tax liabilities	8,406	6,438	1,487
Net deferred Tax assets / (liabilities), Property, Plant and Equipment	(2,020)	(208)	(167)
Net deferred tax assets / (liabilities)	70,817	25,753	13,551
Income tax benefit from excess tax deductions related to share-based payments
Deferred tax assets / (liabilities)
Deferred tax assets	26,887	26,026	13,362
Net deferred tax assets / (liabilities)	$ 26,887	$ 26,026	$ 13,362